Statements of Net Assets Available for Benefits - EBP 007 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Asset [Abstract]
EBP, Note Receivable from Participant Account Maximum Borrowing To Total Account Percentage	50.00%
EBP, Receivable	$ 32,495,102	$ 29,164,142
EBP, Employer Contribution, Receivable	4,315,456	3,769,644
EBP, Investment Plan Interest in Master Trust Fair Value	2,269,307,939	1,934,605,219
EBP, Receivable [Abstract]
EBP, Note Receivable from Participant	28,179,646	25,394,498
EBP, Receivable	32,495,102	29,164,142
EBP, Net Asset Available for Benefit	2,301,803,041	1,963,769,361
Common Stock [Member]
EBP, Asset [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	79,728,623	64,436,901
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	79,728,623	64,436,901
Short-term funds [Member]
EBP, Asset [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	1,774,299	1,334,548
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	1,774,299	1,334,548
Common Collective Trusts [Member]
EBP, Asset [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,382,536,917	2,034,852,861
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,382,536,917	2,034,852,861
Stable Value Funds [Member]
EBP, Asset [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	59,960,783	70,881,598
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	$ 59,960,783	$ 70,881,598